SUBSIDIARIES (Tables)	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF SUBSIDIARIES

Name of entities	Places of Incorporation and operation	Principal activities	Particulars of issued/registered share capital	Percentage of ownership interest
Diginex Solutions (HK) Limited	Hong Kong	Provision of ESG reporting solutions services	19,907 ordinary shares issued (March 31, 2025: 19,907 ordinary shares issued)	Direct 100% (March 31, 2025: 100%)
Diginex USA, LLC	United States of America	Provision of ESG reporting solutions services	1,000 Class A Units of $10 each (March 31, 2025: 1,000 Class A Units of $10 each)	Indirect 100% (March 31, 2025: 100%)
Diginex Services Limited	United Kingdom	Provision of ESG reporting solutions services	Ordinary shares of 1 pence each (March 31, 2025: Ordinary shares of 1 pence each)	Indirect 100% (March 31, 2025: 100%)
Diginex MENA Limited*	Abu Dhabi	Inactive	100 ordinary shares issued of $1 each. (March 31, 2025: N/A)	Direct 100%

*	Diginex MENA Limited was incorporated in Abu Dhabi on September 26, 2025.